Intangible Assets - Key Assumptions by CGU for Impairment Test (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Impairment charge, intangibles		$ 375
Mexico | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	6.80%	7.40%
Post-tax WACC	4.90%	5.30%
Mexico | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.90%
Expected Volume Growth Rates		2.00%
Mexico | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.70%
Expected Volume Growth Rates	2.80%
Colombia | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.70%	11.00%
Post-tax WACC	5.80%	7.30%
Colombia | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.80%
Expected Volume Growth Rates		4.10%
Colombia | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.00%
Expected Volume Growth Rates	8.40%
Costa Rica | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	13.50%	15.30%
Post-tax WACC	9.20%	10.80%
Costa Rica | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.70%
Expected Volume Growth Rates		4.30%
Costa Rica | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.10%
Expected Volume Growth Rates	6.50%
Guatemala | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.90%	10.60%
Post-tax WACC	6.10%	8.30%
Guatemala | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.10%
Expected Volume Growth Rates		6.80%
Guatemala | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.20%
Expected Volume Growth Rates	10.70%
Nicaragua | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	18.30%	20.60%
Post-tax WACC	10.60%	13.90%
Nicaragua | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.70%
Expected Volume Growth Rates		7.10%
Nicaragua | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	4.30%
Expected Volume Growth Rates	6.40%
Panama | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%	8.80%
Post-tax WACC	6.50%	6.80%
Panama | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		1.50%
Expected Volume Growth Rates		7.90%
Panama | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.20%
Expected Volume Growth Rates	7.00%
Argentina | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	19.70%	26.30%
Post-tax WACC	14.50%	20.40%
Argentina | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		30.10%
Expected Volume Growth Rates		3.90%
Argentina | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	35.90%
Expected Volume Growth Rates	5.40%
Brazil | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	9.10%	9.10%
Post-tax WACC	5.80%	6.00%
Brazil | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		3.00%
Expected Volume Growth Rates		2.40%
Brazil | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.30%
Expected Volume Growth Rates	7.70%
Uruguay | Cash Generating Units | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	8.50%	9.90%
Post-tax WACC	6.10%	7.10%
Uruguay | Cash Generating Units | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		7.80%
Expected Volume Growth Rates		2.00%
Uruguay | Cash Generating Units | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	5.00%
Expected Volume Growth Rates	4.00%
South America | FEMSA Comercio - Health Division | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	7.30%	8.30%
Post-tax WACC	5.30%	5.80%
South America | FEMSA Comercio - Health Division | 2021-2030 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.80%
Expected Volume Growth Rates		0.20%
South America | FEMSA Comercio - Health Division | 2022-2031 | Coca-Cola FEMSA
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	3.40%
Expected Volume Growth Rates	0.30%
United States | Cash Generating Units
Disclosure of information for cash-generating units [line items]
Pre-tax WACC	5.70%	8.20%
Post-tax WACC	4.90%	6.00%
Impairment charge, intangibles	$ 9,662
United States | Cash Generating Units | 2022-2026
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term	2.40%
Expected Volume Growth Rates	2.00%
United States | Cash Generating Units | 2021 - 2025
Disclosure of information for cash-generating units [line items]
Expected Annual Long- Term		2.00%
Expected Volume Growth Rates		1.70%